Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Harbor Disruptive Innovation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Disruptive Innovation FundFund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	 February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in equity securities, principally common stocks, of companies selected based on their potential for growth tied to disruptive innovation. The Fund defines “disruptive innovation” as the development of new products, services, technologies and/or other advancements that could disrupt and displace existing businesses and business models over time. While the Fund invests primarily in securities of U.S. companies, the Fund may invest up to 25% of its assets in foreign securities, including those located in emerging market countries. The Fund invests in securities across the market capitalization spectrum.The Fund employs a multi-manager approach to achieve its investment objective. The Fund’s investment adviser, Harbor Capital Advisors, Inc. (the “Advisor”) is responsible for selecting and overseeing investment subadvisors (each, a “Subadvisor”) for the Fund. Each Subadvisor is responsible for providing the Advisor with a model portfolio, which the Advisor will implement in its discretion in managing the Fund. Each Subadvisor has its own process for identifying and evaluating companies that, in the Subadvisor’s view, have the potential for growth tied to disruptive innovation. A Subadvisor may recommend selling holdings when it believes that such company’s prospects have deteriorated, future growth is unlikely, or for other reasons that a Subadvisor may identify. The Advisor is responsible for allocating the Fund’s assets among each Subadvisor’s strategy as well as implementing each strategy (which includes buying and selling securities as recommended by each Subadvisor). The Advisor does not expect to independently identify securities for investment for the Fund. The Advisor will determine allocations between each Subadvisor’s strategy and adjust those allocations over time based upon its qualitative and quantitative assessment of each strategy and how those strategies work in combination to produce what the Advisor believes is an enhanced risk-adjusted investment outcome for the Fund.Holdings are expected to be diversified across sectors, but the Fund may, from time to time, have substantial exposure to a particular sector. Sector allocations are the result of the investment process for the Fund.The equity securities in which the Fund invests include common stocks as well as preferred securities. The Fund may invest in securities issued by equity real estate investment trusts (REITs). The Fund may also purchase American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company.The Advisor has selected 4BIO Partners LLP (“4BIO Capital”), NZS Capital, LLC (“NZS Capital”), Sands Capital Management, LLC (“Sands Capital”), Tekne Capital Management, LLC (“Tekne”) and Westfield Capital Management Company, L.P. (“Westfield”) to each serve as a Subadvisor to the Fund.4BIO Capital recommends securities to the Advisor that reflect 4BIO Capital’s focus on new companies developing emerging technologies to disrupt the advanced therapies space, which includes gene therapy, gene editing, cell therapy, ribonucleic acid (RNA) therapy (treatments that target RNA or deliver it to cells), targeted therapies (cancer treatments targeted at specific genes and proteins) and microbiome (the collection of microorganisms living in or on the human body). 4BIO Capital assesses company valuations with a view toward their future potential value creation and typically recommends divestment either upon the company’s acquisition by another market player or when 4BIO Capital believes that future growth is unlikely.NZS Capital recommends securities of companies to the Advisor that it believes to be highly adaptable to the disruption presented by the transition of economies from analog to digital. Though many of the companies identified by NZS Capital for investment are in the technology and communication segments of the market, NZS Capital believes that disruption is increasingly impacting all sectors of the economy and may identify companies for investment across sectors.Sands Capital recommends securities to the Advisor based on Sands Capital’s belief that disruptive innovation improves upon the status quo, whether the innovations are on a large or small scale. Sands Capital identifies companies that it believes to have a leadership position in a promising business space, a significant competitive advantage, a clear mission, a value-add focus, financial strength and a rational valuation relative to the market and their business prospects. Sands Capital uses bottom-up research to identify companies across all sectors that it believes are benefitting from structural changes and secular trends that are distinct from cyclical economic factors.Tekne recommends securities to the Advisor based on Tekne’s belief that a disruptive innovation company is one that creates, uses or enables technology to change or influence an existing or new workflow, product or service. Tekne seeks to identify investments that it believes will derive success from longer-term growth rather than near-term momentum. Tekne relies on its expertise in the telecommunications, media and technology sectors as well as related industries such as fin-tech.Westfield recommends securities to the Advisor based on Westfield’s belief that disruptive innovation companies are those providing disruptive products or services to large addressable markets and that maintain a culture of continued innovation as they gain market share. Westfield will primarily focus on U.S. markets with a specialization in technology and health care.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective September 1, 2021, Harbor Capital began to directly manage the Fund’s portfolio using a multi-manager approach and the name and strategy of the Fund were changed. Performance prior to that date is attributable to the Fund’s prior subadvisor utilizing a different strategy.The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index and an additional index, which include securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborcapital.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index and an additional index, which include securities with investment characteristics similar to those held by the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:Total ReturnsQuarter/YearBest Quarter41.44%Q2 2020Worst Quarter-30.16%Q2 2022
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Harbor Disruptive Innovation Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Harbor Disruptive Innovation Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Harbor Disruptive Innovation Fund | Disruptive Innovation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Disruptive Innovation Risk: Companies that the Subadvisor and/or Advisor, as applicable, believes have the potential for growth tied to disruptive innovation may not in fact be successful. Companies developing new technologies, creating solutions, providing disruptive products or services, or which the Subadvisor and/or Advisor, as applicable, believes to have leadership positions or competitive advantages may not be able to capitalize on those developments or positions. Such companies may encounter competition, regulation or other barriers. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations in the future. A disruptive innovation may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation may not affect the value of the equity securities issued by the company.
Harbor Disruptive Innovation Fund | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Harbor Disruptive Innovation Fund | Multi-Manager Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Multi-Manager Risk: The Subadvisors’ investment styles and security recommendations may not always be complementary, which could affect the performance of the Fund. Moreover, the allocation of Fund assets among Subadvisors may lead the Fund to underperform relative to how it could have performed with a different allocation between Subadvisors.
Harbor Disruptive Innovation Fund | Non-Discretionary Implementation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Discretionary Implementation Risk: Because the Fund is managed pursuant to model portfolios provided by non-discretionary Subadvisors that construct the model portfolios but have no authority to effect trades for the Fund’s portfolio, it is expected that the Advisor will effect trades on a periodic basis as the Advisor receives the model portfolios, and therefore less frequently than would typically be the case if the Fund employed discretionary subadvisors that effected trades for the Fund’s portfolio directly. Given that values of investments change with market conditions, a trade may ultimately be less advantageous for the Fund at the time of implementation than it would have been if it were implemented at the time the non-discretionary Subadvisor included it in its model portfolio. This could cause the Fund’s return to be lower than if the Fund employed discretionary subadvisors.
Harbor Disruptive Innovation Fund | Depositary Receipts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. Depositary receipts are subject to the risks associated with investing directly in foreign securities.
Harbor Disruptive Innovation Fund | Emerging Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
Harbor Disruptive Innovation Fund | Foreign Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Harbor Disruptive Innovation Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Harbor Disruptive Innovation Fund | Growth Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Harbor Disruptive Innovation Fund | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
Harbor Disruptive Innovation Fund | REIT Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	REIT Risk: Investing in REITs will subject the Fund to additional risks. The REITs in which the Fund invests may decline in value as a result of factors affecting the real estate sector, such as changes in real estate values, changes in property taxes and government regulation affecting zoning, land use and rents, changes in interest rates, changes in the cash flow of underlying real estate assets, levels of occupancy, and market conditions, as well as the management skill and creditworthiness of the issuer. Investments in REITs are also subject to additional risks, including the risk that REITs are unable to generate cash flow to make distributions to unitholders and fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.
Harbor Disruptive Innovation Fund | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.
Harbor Disruptive Innovation Fund | Selection Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Selection Risk: The Subadvisor’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect, which may cause the Fund to underperform. Additionally, the Subadvisor and/or Advisor, as applicable, potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that a Subadvisor and/or Advisor, as applicable, believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by a Subadvisor and/or Advisor, as applicable, and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Harbor Disruptive Innovation Fund | Small and Mid Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small and Mid Cap Risk: The Fund’s performance may be more volatile because it may invest in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.
Harbor Disruptive Innovation Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.75%	[1]
One Year	rr_ExpenseExampleYear01	$ 77
Three Years	rr_ExpenseExampleYear03	274
Five Years	rr_ExpenseExampleYear05	488
Ten Years	rr_ExpenseExampleYear10	$ 1,105
One Year	rr_AverageAnnualReturnYear01	33.33%	[2]
Annualized Five Years	rr_AverageAnnualReturnYear05	10.32%	[2]
Annualized Ten Years	rr_AverageAnnualReturnYear10	8.74%	[2]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2016	[2]
Harbor Disruptive Innovation Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.83%	[1]
One Year	rr_ExpenseExampleYear01	$ 85
Three Years	rr_ExpenseExampleYear03	299
Five Years	rr_ExpenseExampleYear05	532
Ten Years	rr_ExpenseExampleYear10	$ 1,198
2014	rr_AnnualReturn2014	6.59%
2015	rr_AnnualReturn2015	1.04%
2016	rr_AnnualReturn2016	0.69%
2017	rr_AnnualReturn2017	32.24%
2018	rr_AnnualReturn2018	(1.69%)
2019	rr_AnnualReturn2019	39.05%
2020	rr_AnnualReturn2020	61.54%
2021	rr_AnnualReturn2021	(2.10%)
2022	rr_AnnualReturn2022	(44.40%)
2023	rr_AnnualReturn2023	33.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.16%)
One Year	rr_AverageAnnualReturnYear01	33.01%
Annualized Five Years	rr_AverageAnnualReturnYear05	10.22%
Annualized Ten Years	rr_AverageAnnualReturnYear10	8.65%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2000
Harbor Disruptive Innovation Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.08%	[1]
One Year	rr_ExpenseExampleYear01	$ 110
Three Years	rr_ExpenseExampleYear03	378
Five Years	rr_ExpenseExampleYear05	666
Ten Years	rr_ExpenseExampleYear10	$ 1,486
One Year	rr_AverageAnnualReturnYear01	32.66%
Annualized Five Years	rr_AverageAnnualReturnYear05	9.95%
Annualized Ten Years	rr_AverageAnnualReturnYear10	8.38%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	10.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Harbor Disruptive Innovation Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.19%	[1]
One Year	rr_ExpenseExampleYear01	$ 121
Three Years	rr_ExpenseExampleYear03	412
Five Years	rr_ExpenseExampleYear05	724
Ten Years	rr_ExpenseExampleYear10	$ 1,610
One Year	rr_AverageAnnualReturnYear01	32.37%
Annualized Five Years	rr_AverageAnnualReturnYear05	9.81%
Annualized Ten Years	rr_AverageAnnualReturnYear10	8.26%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	10.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Harbor Disruptive Innovation Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	33.01%
Annualized Five Years	rr_AverageAnnualReturnYear05	5.35%
Annualized Ten Years	rr_AverageAnnualReturnYear10	4.69%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor Disruptive Innovation Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.54%
Annualized Five Years	rr_AverageAnnualReturnYear05	7.83%
Annualized Ten Years	rr_AverageAnnualReturnYear10	6.28%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor Disruptive Innovation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)[ctag:span_t-r]
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.29%	[3]
Annualized Five Years	rr_AverageAnnualReturnYear05	15.69%	[3]
Annualized Ten Years	rr_AverageAnnualReturnYear10	12.03%	[3]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	7.38%	[3]
Harbor Disruptive Innovation Fund | Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)[ctag:span_t-r]
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	41.21%	[4]
Annualized Five Years	rr_AverageAnnualReturnYear05	18.85%	[4]
Annualized Ten Years	rr_AverageAnnualReturnYear10	14.33%	[4]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	7.33%	[4]

[1]	The Advisor has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.75%, 0.83%, 1.08%, and 1.19% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2025. Only the Fund’s Board of Trustees may modify or terminate this agreement.
[2]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[3]	Since Inception return based on the inception date of the Institutional Class shares. The Advisor considers this index to be representative of the Fund’s principal investment strategies and therefore the appropriate benchmark index for the Fund for performance comparison purposes.
[4]	Since Inception return based on the inception date of the Institutional Class shares.